UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2006

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas         February 13, 2007
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $850,910 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106     878         29,050   SH        DEFINED    1, 2      29,050
AMR CORP                      NOTE 4.250% 9/2   001765BA3 156,703     85,350,000  PRN        DEFINED    1, 2  85,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  35,443     23,550,000  PRN        DEFINED    1, 2  23,550,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,822     29,075,000  PRN        DEFINED    1, 2  29,075,000
ANADARKO PETE CORP            COM               032511107   2,176         50,000   SH        DEFINED    1, 2      50,000
APACHE CORP                   COM               037411105   4,589         69,000   SH        DEFINED    1, 2      69,000
ARCH COAL INC                 COM               039380100     793         26,400   SH        DEFINED    1, 2      26,400
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105   1,582         60,000   SH        DEFINED    1, 2      60,000
AXIS CAPITAL HOLDINGS         SHS               G0692U109   2,239         67,100   SH        DEFINED    1, 2      67,100
BALLY TOTAL FITNESS HLDG COR  COM               05873K108     212         86,666   SH        DEFINED    1, 2      86,666
CHESAPEAKE ENERGY CORP        COM               165167107   6,510        224,100   SH        DEFINED    1, 2     224,100
COMSYS IT PARTNERS INC        COM               20581E104  38,303      1,895,254   SH        DEFINED    1, 2   1,895,254
CONOCOPHILLIPS                COM               20825C104   1,799         25,000   SH        DEFINED    1, 2      25,000
CONTINENTAL AIRLS INC         CL B              210795308   5,321        129,000   SH        DEFINED    1, 2     129,000
CONVERIUM HLDG AG             SPONSORED ADR     21248N107   2,291        346,670   SH        DEFINED    1, 2     346,670
DEVON ENERGY CORP NEW         COM               25179M103     671         10,000   SH        DEFINED    1, 2      10,000
EOG RES INC                   COM               26875P101   1,561         25,000   SH        DEFINED    1, 2      25,000
FIDELITY NATIONAL FINANCIAL   CL A              31620R105     972         40,700   SH        DEFINED    1, 2      40,700
FORD MTR CO DEL               COM PAR $0.01     345370860  45,655      6,079,200   SH        DEFINED    1, 2   6,079,200
FORD MTR CO DEL               NOTE 4.250% 12/1  345370CF5  37,305     35,000,000  PRN        DEFINED    1, 2  35,000,000
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206  28,815        848,500  PRN        DEFINED    1, 2     848,500
FOUNDATION COAL HLDGS INC     COM               35039W100   1,496         47,100   SH        DEFINED    1, 2      47,100
FREEPORT-MCMORAN COPPER & GO  CL B              35671D857     279          5,000   SH        DEFINED    1, 2       5,000
FREIGHTCAR AMER INC           COM               357023100   2,138         38,560   SH        DEFINED    1, 2      38,560
FREMONT GEN CORP              COM               357288109   2,727        168,200   SH        DEFINED    1, 2     168,200
GENERAL MTRS CORP             DEB SR CV C 33    370442717 266,066     11,695,200  PRN        DEFINED    1, 2  11,695,200
GENERAL MTRS CORP             DEB SR CONV B     370442733     318         15,000  PRN        DEFINED    1, 2      15,000
GENERAL MTRS CORP             DEB SR CONV A     370442741  27,879      1,106,300  PRN        DEFINED    1, 2   1,106,300
GRAPHIC PACKAGING CORP DEL    COM               388688103     173         40,000   SH        DEFINED    1, 2      40,000
GREY WOLF INC                 NOTE 3.750% 5/0   397888AD0     413        350,000  PRN        DEFINED    1, 2     350,000
GREY WOLF INC                 COM               397888108     885        129,000   SH        DEFINED    1, 2     129,000
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3  42,163     25,000,000  PRN        DEFINED    1, 2  25,000,000
HAYES LEMMERZ INTL INC        COM NEW           420781304  13,840      3,539,734   SH        DEFINED    1, 2   3,539,734
HUDSON CITY BANCORP           COM               443683107   1,450        104,500   SH        DEFINED    1, 2     104,500
INTEL CORP                    SDCV 2.950% 12/1  458140AD2     720        800,000  PRN        DEFINED    1, 2     800,000
IPC HLDGS LTD                 ORD               G4933P101   2,601         82,700   SH        DEFINED    1, 2      82,700
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  32,603     21,000,000  PRN        DEFINED    1, 2  21,000,000
LIBBEY INC                    COM               529898108   1,451        117,600   SH        DEFINED    1, 2     117,600
METHANEX CORP                 COM               59151K108   6,483        236,850   SH        DEFINED    1, 2     236,850
MONTPELIER RE HOLDINGS LTD    SHS               G62185106   2,317        124,500   SH        DEFINED    1, 2     124,500
NATIONAL R V HLDGS INC        COM               637277104   1,291        349,900   SH        DEFINED    1, 2     349,900
NAVIOS MARITIME HOLDINGS INC  *W EXP 9/12/200   Y62196111     446        397,836   SH        DEFINED    1, 2     397,836
NEW YORK CMNTY CAP TR V       BONUSES           64944P307     536         11,500   SH        DEFINED    1, 2      11,500
PEABODY ENERGY CORP           COM               704549104   4,251        105,200   SH        DEFINED    1, 2     105,200
RES-CARE INC                  COM               760943100  21,793      1,200,694   SH        DEFINED    1, 2   1,200,694
TESORO CORP                   COM               881609101   6,110         92,900   SH        DEFINED    1, 2      92,900
UAL CORP                      COM NEW           902549807     814         18,500   SH        DEFINED    1, 2      18,500
UAL CORP                      DBCV 5.000% 2/0   902549AE4   1,093        950,000  PRN        DEFINED    1, 2     950,000
ULTRA PETROLEUM CORP          COM               903914109   3,022         63,300   SH        DEFINED    1, 2      63,300
UNITED MICROELECTRONICS CORP  SPONSORED ADR     910873207     265         76,000   SH        DEFINED    1, 2      76,000
VISTEON CORP                  COM               92839U107   2,647        312,100   SH        DEFINED    1, 2     312,100
